Indebtedness (Details) - Schedule of indebtedness (Parentheticals) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Term Loan B – U.S. Facility [Member]
Indebtedness (Details) - Schedule of indebtedness (Parentheticals) [Line Items]
Term Loan B – U.S. Facility		$ 341.4
Term Loan B – U.S. Facility [Member] | Senior Secured Credit Facilities [Member]
Indebtedness (Details) - Schedule of indebtedness (Parentheticals) [Line Items]
Term Loan B – U.S. Facility	$ 1,552,815		$ 1,908,500
Senior Notes [Member]
Indebtedness (Details) - Schedule of indebtedness (Parentheticals) [Line Items]
Senior Notes	550,000		550,000
Senior Secured Notes [Member]
Indebtedness (Details) - Schedule of indebtedness (Parentheticals) [Line Items]
Senior Secured Notes	$ 400,000		$ 400,000